Investment Strategy - Gadsden Dynamic Multi-Asset ETF	Jan. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in asset classes that the Fund’s portfolio managers believe offer the most attractive combined risk/return opportunities. The term “asset classes” generally includes, among others, U.S. equities, foreign securities, currencies, bonds, and real estate investment trusts (REITs). Generally, the Sub-Adviser (defined below) selects investments for the Fund’s portfolio based on its long-term view of macroeconomic factors. That is considered a “strategic” approach. Through that approach, the Fund’s portfolio will generally have exposure to a variety of asset classes, geographies, and market capitalizations. Additionally, for a portion of the Fund’s portfolio, the Sub-Adviser may seek to change the Fund’s investment portfolio based on its short-term view of the markets, which is referred to as a “tactical” approach.
The Fund’s risk or return is not managed relative to any securities index or securities benchmark. Rather, the portfolio managers make allocation decisions based on their view of the projected investment environment, attractiveness, and future return for a particular asset class or securities. The Fund may invest globally in any asset class or security and may at times have significant exposure to a single asset class. The Fund may focus its investments in particular asset classes, sectors, regions, or countries, and in companies of any market capitalization, which allocations may change over time. Additionally, the Fund may invest in assets classes that are considered lower-risk (e.g., inflation-linked bonds or fixed income securities), higher-risk (e.g., equities or REITs), or a mix of both groups.
The Fund’s investment adviser, Empowered Funds, LLC dba EA Advisers (the “Adviser”) has engaged Gadsden, LLC (the “Sub-Adviser”) as investment sub-adviser to support management of the Fund. The Sub-Adviser will perform its services as a non-discretionary sub-adviser, which means that the Sub-Adviser will not be responsible for selecting brokers or placing the Fund’s trades. Rather, the Sub-Adviser will provide trade recommendations to the Adviser and, in turn, the Adviser will be responsible for selecting brokers and placing the Fund’s trades. It is anticipated that the Adviser will generally adhere to the Sub-Adviser’s recommendations.
Regardless of whether the portfolio managers are using a tactical approach or a strategic approach, the portfolio managers evaluate potential investments using both fundamental analyses and quantitative methods. A fundamental analysis is a method of measuring a security’s intrinsic value. Through a fundamental analysis, the portfolio managers seek out securities priced below their real worth. the Sub-Adviser also uses a proprietary investment model that generates signals based on a quantitative analysis, which together with the results of the Sub-Adviser’s fundamental analysis, is then used to determine in which securities to buy, sell, or hold. The Sub-Adviser’s model is based on whether the model anticipates a market advance, correction, or decline. The Adviser will generally sell securities or other instruments when, based on the Sub-Adviser’s recommendations, better opportunities have become available.
The Fund’s portfolio construction typically includes investments across a variety of global asset classes, including corporate, government (U.S. or foreign), inflation-linked, and high-yield debt instruments (also known as “junk” bonds); cash and cash equivalents; commodity interests (including foreign currencies, precious metals, and other physical or nonphysical commodities); and REITs. The Fund’s investments in fixed income instruments may include those of any maturity or credit quality. The Fund’s portfolio may also utilize inverse, inverse leveraged, and leveraged exchange-traded vehicles (such as ETFs) to obtain exposure to one or more asset classes (i.e., inverse or inverse leveraged exchange-traded vehicles to obtain short exposure to an underlying asset class and leveraged exchange-traded vehicles to obtain investment results that match a multiple of the performance of an underlying asset class).
For each asset class in which the Fund invests, the Sub-Adviser will recommend to the Adviser whether the Fund should invest directly in securities or other instruments of that asset class or indirectly through one or more pooled vehicles that seeks to track the performance of the asset class (including ETFs, exchange-traded notes, and exchange-traded commodities). Consequently, the Fund’s investments in other exchange-traded vehicles may range from 0% to 100% of the Fund’s portfolio.
The Fund may take short positions in one or more asset classes (i.e., diversified collections of stocks, bonds, commodities) through its investment in inverse or inverse leveraged exchange-traded vehicles based on the Sub-Adviser’s fundamental analysis. The Sub-Adviser believes these asset classes tend to share reliable and unique sensitivities to economic macro factors, such as rising and falling economic growth expectations, inflation expectations, or liquidity expectations. When, in the Sub-Adviser’s opinion, an asset class is trading above its real worth, the Fund may invest in inverse or inverse leveraged exchange-traded vehicles to obtain short exposure to such asset class.
The Sub-Adviser’s investment process is macro-focused, looking to add value through targeted but diversified exposures to, among others, sectors, specific countries, and currencies. The Sub-Adviser will make asset allocation decisions based on its view of the projected investment environment, attractiveness (or lack thereof), and future return for a particular asset class or securities. The Sub-Adviser uses a broad array of signal and research inputs (e.g., momentum signals, risk-related signals, stress test simulations, and third-party research recommendations) to identify inverse and inverse leveraged exchange-traded vehicles for the Fund. The Fund may invest in inverse and inverse leveraged exchange-traded vehicle that provides exposure to any asset class or security that is believed to be overvalued or in an attempt to isolate a specific factor or to refine the Fund’s broader exposure to the market (e.g., inverse U.S. treasuries ETFs vs. inverse U.S. TIPS ETFs to isolate the Fund’s exposure to inflation). This may result in the Fund investing in inverse or inverse leveraged exchange-traded vehicles, such as sector ETFs, size and style ETFs, and ETFs representing certain geographic regions. The Fund may invest in inverse or inverse leveraged exchange-traded vehicles that provide exposure to fixed-income asset classes (e.g., inverse Treasury ETFs, inverse corporate bond ETFs, inverse emerging market bond ETFs, inverse Treasury TIPS ETFs, inverse currency ETFs, inverse commodity ETFs, and inverse thematic ETFs). An inverse or inverse leveraged exchange-traded vehicle will benefit when the price of its target asset class falls and will lose value when the price of its target asset class rises.